Segment information (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Reportable segment percentage	10.00%	10.00%	10.00%
Provisions amount	$ 37,675	$ 36,493
Revenue corresponding principle amount	212,746	267,407	$ 299,032
MPIT [Member]
Statement [Line Items]
Provisions amount	162	22	7
Urban one properties and investments [Member]
Statement [Line Items]
Revenue corresponding principle amount	668,523	310,193	740,767
Corresponding to assets	13,231	14,626	19,636
Urban US properties and investments [Member]
Statement [Line Items]
Corresponding to assets	1,620	2,446	2,735
Urban operation centre properties and investments [Member]
Statement [Line Items]
Revenue corresponding principle amount	370,013	707,205	352,361
Corresponding to assets	2,746,732	2,701,718	3,269,246
Urban uruguay properties and investments [Member]
Statement [Line Items]
Corresponding to assets	11,472	12,086	16,801
Argentina [Member]
Statement [Line Items]
Revenue corresponding principle amount	374,042	367,827	361,377
FPCs [Member]
Statement [Line Items]
Management fees	9,081	12,945	24,823
Corresponding to expenses	(539)	(1,655)	(1,630)
U.S. [Member]
Statement [Line Items]
Revenue corresponding principle amount	73	102	113
Uruguay [Member]
Statement [Line Items]
Revenue corresponding principle amount	547	9,273	13,031
Brazil
Statement [Line Items]
Revenue corresponding principle amount	207,158	225,596	214,437
Other Countries [Member]
Statement [Line Items]
Revenue corresponding principle amount	620	9,375	13,144
Agricultural Business [Member]
Statement [Line Items]
Revenue corresponding principle amount	$ 236,332	$ 275,874	$ 287,452